UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

STAR SFR Depositor II, L.P.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period: April 1, 2022 to June 30, 2022

Date of Report (Date of earliest event reported):  August 10, 2022

Commission File Number of securitizer: 025‐06091

Central Index Key Number of securitizer: 0001905985

Matthew Guttin, 203-422-7775
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: _______________

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STAR SFR DEPOSITOR II, L.P. (Depositor)

By:	STAR SFR Depositor II GP, L.L.C.
Its:	General Partner

By:	/s/ Nate Bagnaschi
Name: Nate Bagnaschi
Title: Managing Director
(senior officer in charge of securitization of the depositor)

Date:  August 9, 2022